Financial instruments and risk management - Schedule of average monthly net borrowings and effective interest rate (Details) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of average monthly borrowings and effective interest rate [line items]
Average monthly net borrowings	$ 20,482	$ 21,854	$ 21,017
Effective interest rate	3.90%	4.10%	4.30%
Weighted average
Disclosure of average monthly borrowings and effective interest rate [line items]
Average monthly net borrowings	$ 21,684	$ 21,540	$ 21,034